Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Share-Based Compensation Activity

The following table summarizes the Company’s share-based compensation activity:

	Year ended December 31,
	2016	2015	2014
	(in thousands except per share amounts)
Number of units:
Outstanding at beginning of year	734	725	661
Granted	330	312	300
Vested	(299)	(302)	(234)
Canceled or forfeited	—	(1)	(2)
Outstanding at end of year	765	734	725
Weighted Average Grant Date Fair Value:
Outstanding at beginning of year	$21.26	$21.00	$19.95
Granted	$10.46	$21.06	$21.05
Vested	$18.46	$19.65	$19.68
Expired or canceled	$—	$21.29	$18.74
Outstanding at end of year	$16.19	$21.26	$21.00
Compensation expense recorded during the year	$5,748	$6,346	$7,107
Fair value of vested units during the year	$5,510	$5,929	$4,615
Year end:
Units available for future awards(1)	4,632
Unamortized compensation cost	$4,118

(1)

Based on shares outstanding as of December 31, 2016. Total units available for future awards may be adjusted in accordance with the equity incentive plan based on future issuances of PMT’s shares as described above.